Accounts Receivable, Net	6 Months Ended
Mar. 31, 2026
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

Note 3 ACCOUNTS RECEIVABLE, NET

Accounts receivable consist of the following items:

	As of March 31, 2026	As of September 30, 2025
Referral fees	$3,981	$4,009
Less: allowance for Credit losses	(3,981)	(4,009)
Total	$—	$—